Introduction, Presentation, and Other Information - 2017 and 2016 (Details)	12 Months Ended
Dec. 31, 2018
MXN
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	5.20%
Change in average foreign currency exchange rate (as a percent)	(6.16%)
USD
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	4.74%
Change in average foreign currency exchange rate (as a percent)	(4.46%)
BRL
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(10.60%)
Change in average foreign currency exchange rate (as a percent)	(16.30%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(47.50%)
Change in average foreign currency exchange rate (as a percent)	(40.43%)
GBP
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(0.82%)
Change in average foreign currency exchange rate (as a percent)	(0.96%)
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(7.26%)
Change in average foreign currency exchange rate (as a percent)	(3.32%)
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(2.89%)
Change in average foreign currency exchange rate (as a percent)	(0.10%)